OPERATING LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
Rental income

The minimum contractual future revenues to be received on time charters in respect of our Vessels as of December 31, 2023, were as follows:

(in thousands of $)
2024	318,444
2025	252,660
2026	173,744
2027	106,066
2028 and thereafter	13,564
Total minimum contractual future revenues	864,478

The cost and accumulated depreciation of vessels leased to third parties as of December 31, 2023, was $1,774.6 million and $100.2 million, respectively. ($1,922.2 million and $39.3 million as of December 31, 2022). This does not include conversion and retrofitting and capitalized drydocking costs.
The components of operating lease income were as follows:

	Fiscal Year 2023	Fiscal Year 2022		Fiscal Year 2021
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021
Operating lease income	337,418	176,028	37,506	145,833
Variable lease income / (expense) (1)	9,663	7,539	(217)	16,125
Total operating lease income (2)	347,081	183,567	37,289	161,958
(1) “Variable lease income / (expense)” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) “Total operating lease income” is included within “Time and voyage charter revenues”. During the year ended December 31, 2021, GSVM chartered in an external vessel and recognized operating lease income of $2.6 million of variable lease income. No similar external vessel was chartered during the years ended December 31, 2023 and 2022.

Rental expense

We lease certain office premises and equipment on-board our fleet of vessels under operating leases. Many lease agreements include one or more options to renew. We include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These payments are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels and adjustments for inflation.

The components of operating lease cost were as follows:

	Fiscal Year 2023	Fiscal Year 2022		Fiscal Year 2021
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021
Total Operating lease cost (1)	1,412	830	292	3,744

(1) “Operating lease cost” includes short-term lease cost. During the year ended December 31, 2021 we sub-chartered out an external vessel and recognized $3.0 million of cost presented in “Voyage, charter hire and commission expense, net”. The remaining balance in total operating lease cost is included in “Vessel operating expenses”. No similar external vessel was sub-chartered during the years ended December 31, 2023 and 2022.

As of December 31, 2023, 2022 and 2021, the right-of-use assets that we recognize as a lessee pursuant to various operating leases amounted to $3.9 million, $0.9 million and $2.8 million, respectively.
The weighted average remaining lease term for our operating leases is 6.2 years (2022: 2.4 years) and the weighted-average discount rate applied for most of our operating leases is 5.5% (2022: 5.5%).

The maturity of our lease liabilities as of December 31, 2023 is as follows:

(in thousands of $)
2024	1,112
2025	752
2026	586
2027	554
2028 and thereafter	1,018
Total minimum lease payments	4,022